GOF P12 12/20

SUPPLEMENT DATED DECEMBER 11, 2020

TO THE PROSPECTUSES DATED AUGUST 1, 2020

OF

FRANKLIN Templeton etf TRUST

Franklin FTSE Australia ETF

Franklin FTSE Brazil ETF

Franklin FTSE Canada ETF

Franklin FTSE China ETF
Franklin FTSE France ETF

Franklin FTSE Germany ETF
Franklin FTSE Hong Kong ETF

Franklin FTSE India ETF

Franklin FTSE Italy ETF

Franklin FTSE Japan ETF
Franklin FTSE Latin America ETF

Franklin FTSE Mexico ETF

Franklin FTSE Russia ETF
Franklin FTSE Saudi Arabia ETF
Franklin FTSE South Africa ETF

Franklin FTSE South Korea ETF

Franklin FTSE Switzerland ETF

Franklin FTSE Taiwan ETF

Franklin FTSE United Kingdom ETF
Franklin FTSE Asia ex Japan ETF

Franklin FTSE Europe ETF

Franklin FTSE Europe Hedged ETF
Franklin FTSE Japan Hedged ETF

Franklin LibertyQ Emerging Markets ETF

Franklin LibertyQ Global Dividend ETF

Franklin LibertyQ Global Equity ETF

Franklin LibertyQ International Equity Hedged ETF

Franklin LibertyQ U.S. Equity ETF

Franklin LibertyQ U.S. Mid Cap Equity ETF

Franklin LibertyQ U.S. Small Cap Equity ETF

The Prospectus is amended as follows:

All references to Louis Hsu, CFA have been removed from the “Fund Summaries - Portfolio Managers” and the Fund Details – Management” sections of the prospectus.

Please keep this supplement with your Prospectus for future reference.